WARRANTS (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Aug. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2017
Aggregate warrants			4,649,952		4,649,952
Class of warrant description		Pursuant to the underwriting agreement dated August 31, 2022, (the “Underwriting Agreement”) between the Company and WallachBeth Capital, LLC, as representative of the underwriters (the “Underwriters”), and solely for purposes of covering any over-allotments made in connection with our IPO, we granted the Underwriters an option to purchase up to an additional 192,390 shares of Common Stock at the Offering Price per Unit less $0.02, and/or up to 192,390 Tradeable Warrants at $0.01 per Tradeable Warrant, and/or up to 192,390 Non-tradeable Warrants at $0.01 per Non-tradeable Warrant, or any combination of additional shares of Common Stock, Tradeable Warrants, and Non-tradeable Warrants representing in the aggregate up to 15% of the number of Units sold in the IPO (the “Over-Allotment Option”). The Over-Allotment Option was exercisable for a period of 45 days from the date of our Final Prospectus
Fair value of warrants					$ 500,000	$ 700,000
Interest expense					2,100,000	500,000
Convertible debt					700,000	$ 3,300,000
Fair Value, Inputs, Level 2 [Member]
Convertible notes payable					$ 325,000
Bridge Notes [Member]
Aggregate warrants					226,842	464,272
Fair value of warrants						$ 4,100,000
Stock issued for conversion of debt, value		$ 2,700,000
Accrued interest rate		6.00%
Aggregate warrants						$ 1,419,483
Warrant [Member]
Exercise price			$ 6.15		$ 6.15		$ 7.00
Exercise of warrants			0	0
Warrants exercised					1,036,486	0
Net proceeds from direct offering costs					$ 7,700,000
Aggregate warrants							$ 6,428
Warrant [Member] | Bridge Notes [Member]
Exercise price		$ 5.25				$ 4.20
Tradeable Warrant [Member]
Exercise price	$ 7.35
Warrants exercised	1,282,600
Tradeable Warrant [Member] | Over-Allotment Option [Member]
Exercise price	$ 0.01
Warrants exercised	110,167
Tradeable Warrant [Member] | Underwriting Agreement [Member]
Exercise price	$ 0.01
Stock issued during period, shares	192,390
Non Tradeable Warrant [Member]
Exercise price	$ 7.656
Warrants exercised	1,282,600
Non Tradeable Warrant [Member] | Over-Allotment Option [Member]
Exercise price	$ 0.01
Warrants exercised	110,167
Non Tradeable Warrant [Member] | Underwriting Agreement [Member]
Exercise price	$ 0.01
Stock issued during period, shares	192,390
Common Stock [Member]
Stock issued during period, shares					1,282,600
Common Stock [Member] | Underwriting Agreement [Member]
Exercise price	$ 0.02
Stock issued during period, shares	192,390